Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Beginning balance		$ 6,758		$ 7,678
Charge-offs		(1,798)		(875)
Recoveries		10		0
Provision(1)		1,506	[1]	(45)	[2]
Allowance for loan losses, ending balance		6,476		6,758
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		0		0
Allowance for loan losses, ending balance				0
Commercial and Consumer Portfolio Segments [Member]
Beginning balance		2,538		2,422
Charge-offs		(1,611)		(739)
Recoveries		10		0
Provision(1)		2,193	[1]	855	[2]
Allowance for loan losses, ending balance		3,130		2,538
Commercial and Consumer Portfolio Segments [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		0		0
Allowance for loan losses, ending balance				0
Unallocated Financing Receivables [Member]
Beginning balance		0		300
Charge-offs				0
Recoveries				0
Provision(1)	[2]			(300)
Allowance for loan losses, ending balance				0
Unallocated Financing Receivables [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance				0
One-to-four Family Residential Owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member]
Beginning balance		153		123
Charge-offs		0		0
Recoveries		0		0
Provision(1)		24	[1]	30	[2]
Allowance for loan losses, ending balance		177		153
One-to-four Family Residential Owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		0		0
Allowance for loan losses, ending balance				0
One-to-four Family Residential Non-owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member]
Beginning balance		219		295
Charge-offs		0		0
Recoveries		0		0
Provision(1)		(41)	[1]	(76)	[2]
Allowance for loan losses, ending balance		178		219
One-to-four Family Residential Non-owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		0		0
Allowance for loan losses, ending balance				0
Multi-family (Five Or More) Residential Loans [Member] | Real Estate Portfolio Segment [Member]
Beginning balance		420		451
Charge-offs		0		(2)
Recoveries		0		0
Provision(1)		22	[1]	(29)	[2]
Allowance for loan losses, ending balance		442		420
Multi-family (Five Or More) Residential Loans [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		0		0
Allowance for loan losses, ending balance				0
Commercial Real Estate and Lines of Credit [Member] | Real Estate Portfolio Segment [Member]
Beginning balance		2,784		3,750
Charge-offs		0		(134)
Recoveries		0		0
Provision(1)		(447)	[1]	(832)	[2]
Allowance for loan losses, ending balance		2,337		2,784
Commercial Real Estate and Lines of Credit [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		0		0
Allowance for loan losses, ending balance				0
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Beginning balance		583		304
Charge-offs		(187)		0
Recoveries		0		0
Provision(1)		(240)	[1]	279	[2]
Allowance for loan losses, ending balance		156		583
Construction Loans [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		0		0
Allowance for loan losses, ending balance				0
Home Equity Loan [Member] | Real Estate Portfolio Segment [Member]
Beginning balance		61		33
Charge-offs		0		0
Recoveries		0		0
Provision(1)		(5)	[1]	28	[2]
Allowance for loan losses, ending balance		56		61
Home Equity Loan [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		$ 0		0
Allowance for loan losses, ending balance				$ 0

[1]	Provision included in the table only includes the portion related to loans receivable. For the year ended December 31, 2024, the total provision of credit losses of $1.5 million includes a provision of $28,000 for off balance sheet credit exposure, which is reflected in other liabilities on the Consolidated Balance Sheet.
[2]	Provision included in the table only includes the portion related to loans receivable. For the year ended December 31, 2023, the total recovery of credit losses of $157,000 includes a recovery of $202,000 for off balance sheet credit exposure, which is reflected in other liabilities on the Consolidated Balance Sheet.